Major Components of Loans in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 424,871	$ 411,968	$ 402,652
Allowance for loan losses	(3,453)	(3,420)	$ (3,309)	$ (3,418)
Loans, net of allowance for loan losses	421,418	408,548
Commercial & agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	25,672	26,086
Allowance for loan losses	(282)	(210)		(136)
Commercial Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	125,661	128,515
Allowance for loan losses	(619)	(600)		(578)
Construction and Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	25,475	26,464
Allowance for loan losses	(239)	(319)		(344)
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	33,353	33,531
Allowance for loan losses	(358)	(342)		(435)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	199,120	187,188
Allowance for loan losses	(1,875)	(1,841)		(1,887)
Consumer & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	15,590	10,184
Allowance for loan losses	$ (80)	$ (108)		$ (38)